Earnings per share - Narrative (Details) - shares	2 Months Ended		12 Months Ended
	Feb. 25, 2022	Feb. 25, 2021	Dec. 31, 2021
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period			3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)			19,642,221,041
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	217,722,532
Decrease in number of ordinary shares outstanding (in shares)		15,265,059